SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Major Customer Data As Percentage Of Total Revenues) (Details) - Sales Revenue Goods Net [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Percentage of total revenues			21.10%
Affiliate Companies [Member]
Concentration Risk [Line Items]
Percentage of total revenues			19.60%
Affiliate Companies [Member] | Customer [Member]
Concentration Risk [Line Items]
Percentage of total revenues	22.10%	14.00%
Affiliate Companies [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Percentage of total revenues		11.80%